Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)		6 Months Ended
		Apr. 30, 2025	Apr. 30, 2024
Schedule of Disaggregation of Revenue [Line Items]
Total revenue		$ 99,415,959	$ 34,855,545
Ocean Freight Revenue [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue		98,993,119	33,211,799
Vessel Services Revenue and Others [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	[1]	$ 422,840	$ 1,643,746

[1]	During the six months ended April 30, 2025 and 2024, these revenues included $422,840 and Nil respectively of revenue from consulting services provided to customers related to shipboard exhaust gases capture technologies.